Note 10 - Commitments and Contingencies (Details Textual)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) shares	Jun. 30, 2015 USD ($)	Dec. 31, 2015 CAD shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)
Employment [Member]
Compensation					CAD 19	$ 6,489
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures | shares					75,000	75,000
Stock Issued During Period, Value, Stock Options Exercised						$ 64,223
Stock Issued, Value, Stock Options Exercised, Net of Tax Benefit (Expense)						$ 53,519
Consultant [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term					10 years	10 years
Consultant [Member]
Compensation | CAD					CAD 1,000
Stock Issued During Period, Value, Stock Options Exercised						$ 42,816
Stock Issued, Value, Stock Options Exercised, Net of Tax Benefit (Expense)						$ 35,680
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares | shares					100,000	100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares | shares						4,167
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares						$ 1
Research and Development Expense						$ 10,861	$ 11,650
Operating Leases, Rent Expense						430
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares | shares			133,229
Research and Development Expense	$ 374,206	$ 39,975	$ 422,721	$ 61,424		$ 456,274	$ 191,069